29. RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of total remuneration and benefits paid to professionals

The total remuneration and benefits expense with board members, statutory directors and the head of internal audit are set forth below:

	12.31.20	12.31.19	12.31.18
Salary and profit sharing	67,814	59,589	40,082
Short term benefits (1)	2,777	257	47
Private pension	1,323	893	564
Post-employment benefits	-	125	132
Termination benefits	8,417	16,275	10,070
Share-based payment	17,397	12,052	5,621
	97,728	89,191	56,516

(1)	Comprises: medical assistance, educational expenses and others.